Long-Term Borrowings (Contractual Maturities Of Total long-Term Borrowings Outstanding Excluding Issue Discounts And FSA Adjustments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 2,510.5	$ 1,298.6
2015	2,939.1
2016	866.8
2017	3,565.3
2018	2,648.4
Thereafter	6,014.4
Contractual Maturities	18,544.5
Senior Unsecured [Member]
Debt Instrument [Line Items]
2014	1,300.0
2015	1,500.0
2017	3,000.0
2018	2,200.0
Thereafter	4,551.4
Contractual Maturities	12,551.4
Secured Borrowings [Member]
Debt Instrument [Line Items]
2014	1,210.5
2015	1,439.1
2016	866.8
2017	565.3
2018	448.4
Thereafter	1,463.0
Contractual Maturities	$ 5,993.1